Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders Equity
Shareholders Equity

13. Shareholders’ Equity

(a) Share capital

	Number of shares 2024	Number of shares 2023	Number of shares 2022
	Ordinary	Ordinary	Ordinary
Balance at January 1	84,248,384	84,246,967	74,865,381
Issued for cash	23,463,610	—	9,381,586
Issued for services	—	—	—
Exercise of share options / vesting of RSUs	(395,559)	537,513	144,688
Treasury shares issued (transferred)	394,481	(536,096)	(144,688)
Balance at December 31	107,710,916	84,248,384	84,246,967

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At December 31, 2024, 107,710,916 ordinary shares were issued. 105,212,527 ordinary shares were fully paid, and 2,498,389 ordinary shares were held by the Company as treasury shares (2023: 2,893,792).

In December 2022, the Company issued 9,381,586 shares to Lilly pursuant to the amended and restated licensing and research collaboration between the Company and Lilly (Note 17), resulting in gross proceeds of € 14,122,000, with no significant transaction costs.

In September 2024, the Company filed a shelf registration statement on Form F-3, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement (the “sales agreement”) with Cantor Fitzgerald & Co. (“Cantor”) in one or more at-the-market (“ATM”) offerings. The Company will pay Cantor a commission equal to 3% of the gross proceeds of the sales price of all ordinary shares sold through it as sales agent under the sale agreement. As of December 31, 2024, no shares have been issued pursuant to this ATM facility.

In October 2024, the Company consummated an underwritten public offering of 18,000,000 ordinary shares (the “Offering”) at a public offering price of $ 3.50 per share (the “public offering price”). In addition, the Company granted the underwriters a 30-day option to purchase up to 2,700,000 additional ordinary shares at the public offering price, less underwriting discounts and commissions. The option was partially exercised on October 31, 2024, resulting in the issuance of 1,940,072 shares. The gross proceeds from the Offering and subsequent partial exercise of the underwriters’ option, amounted to $ 69,790,000 (€ 64,600,000) while the transaction costs amounted to approximately € 4,365,000, resulting in net proceeds of approximately € 60,235,000.

Concurrently with the Offering, the Company entered into a share purchase agreement with Lilly in a separately negotiated transaction (the “concurrent private placement”), pursuant to which the Company agreed to offer and sell, and Lilly agreed to purchase, 3,523,538 ordinary shares at a price per share equal to the public offering price, for total gross proceeds of approximately $ 12,300,000, subject to a purchase price cap of $ 15,000,000, the consummation of the Offering and the satisfaction of other customary closing conditions. The proceeds of $ 12,300,000 million (€ 11,400,000) from the concurrent private placement were received on October 25, 2024. The ordinary shares purchased in the concurrent private placement are not subject to any underwriting discounts or commissions.

(b) Equity settled employee benefit reserve

The costs of share options and RSUs for employees, members of the Board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share-based compensation recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, the Company established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Board of the Company and its group companies who from time to time could exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options and restricted stock units

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options and RSUs may be granted to employees, members of the Board and consultants. The compensation expenses included in operating costs for this plan were € 2,544,000 in 2024 (2023: € 3,106,000), of which € 1,984,000 (2023: € 2,629,000) was recorded in general and administrative costs and € 560,000 (2023: € 477,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options and RSUs. Typical vesting periods are:

●	Four years, with 25% vesting after every year.
●	Four years, in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date.
●	Two years, with 25% vesting after every six months.

The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal either the face value or the fair value of the ordinary shares of the Company at the date of the grant.

The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2024		in 2023		in 2022
Risk-free interest rate	3.903%		3.960%		2.570%
Expected dividend yield	—%		—%		—%
Expected volatility	96.5%		105.6%		101.0%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 1.51 in 2024 (2023: € 2.14). The stock options granted have a 10-year life following the grant date and are assumed to be exercised seven years from date of grant for all awards.

The fair value of RSUs is determined at the grant date by using the Company’s share price at the grant date. The resulting weighted average grant date fair value of the RSUs amounted to € 2.76 in 2023. No RSUs were granted in 2024.

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2024		2023		2022
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	11,186,240	€3.10	11,279,210	€3.66	7,643,143	€6.13
Granted	1,377,780	€1.94	1,793,449	€2.76	5,230,405	€0.89
Forfeited	(179,259)	€1.61	(276,272)	€4.62	(1,177,622)	€5.84
Exercised	(300,036)	€0.79	(337,746)	€1.07	(1,590)	€2.72
Expired	(412,933)	€4.05	(1,272,401)	€7.80	(415,126)	€7.94
Balance at December 31	11,671,792	€3.38	11,186,240	€3.10	11,279,210	€3.66
Exercisable at December 31	8,152,467		6,679,018		5,235,914

The options outstanding at December 31, 2024 had an exercise price in the range of € 0.64 to € 21.06 (2023: € 0.60 to € 19.80) and a weighted-average contractual life of 6.3 years (2023: 6.8 years). The weighted-average share price at the date of exercise for share options exercised in 2024 was € 2.09 (2023: € 1.45).

Movements in the number of RSUs outstanding are as follows:

	2024	2023	2022
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	166,306	370,962	536,118
Granted	—	52,319	353,116
Forfeited	(17,775)	(66,881)	(371,102)
Released	(94,962)	(190,094)	(147,170)
Balance at December 31	53,569	166,306	370,962

Refer to Note 27 for the share-based compensation granted to senior management personnel.